Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Jan. 01, 2020 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥) Customer	Dec. 31, 2020 USD ($) Customer	Dec. 31, 2019 CNY (¥) Customer	Dec. 31, 2018 CNY (¥) Customer	Dec. 31, 2020 USD ($)
Accounting Policies [Line Items]
Cash and cash equivalents			¥ 3,363,942		¥ 2,612,743		$ 515,547
Deferred revenue recognized	¥ 503,461	¥ 441,892
Impairment charges related to contract assets			0
Other operating income			228,777	$ 35,062	344,843	¥ 253,697
Value added tax incurred			1,266,603		1,484,651	1,136,034
Foreign currency adjustment gain loss			¥ (141,677)	$ (21,713)	(8,835)	198,654
Foreign Currency Exchange difference			Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB6.525 on the last trading day of 2020 (December 31, 2020) representing the certificated exchange rate published by the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at such rate, or at any other rates.	Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB6.525 on the last trading day of 2020 (December 31, 2020) representing the certificated exchange rate published by the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at such rate, or at any other rates.
Foreign currency translation exchange rate			6.525				6.525
Advertising expense			¥ 2,255,519		1,960,002	1,236,167
Minimum [Member]
Accounting Policies [Line Items]
Percentage of ownership, equity method investment			20.00%				20.00%
Maximum [Member]
Accounting Policies [Line Items]
Percentage of ownership, equity method investment			50.00%				50.00%
Contracts, original duration			1 year	1 year
Short-term deposits [Member] | Minimum [Member]
Accounting Policies [Line Items]
Bank deposits maturity			3 months	3 months
Short-term deposits [Member] | Maximum [Member]
Accounting Policies [Line Items]
Bank deposits maturity			1 year	1 year
Long-term deposits [Member] | Minimum [Member]
Accounting Policies [Line Items]
Bank deposits maturity			1 year	1 year
Membership Subscription [Member]
Accounting Policies [Line Items]
Contract period, minimum			1 month	1 month
Contract period, maximum			1 year	1 year
Government Subsidies
Accounting Policies [Line Items]
Other operating income			¥ 142,061		¥ 255,750	¥ 223,995
User Concentration Risk [Member] | Revenues [Member]
Accounting Policies [Line Items]
Number of users or customer accounted for 10% or more of total revenues | Customer			0	0	0	0
China, Yuan Renminbi
Accounting Policies [Line Items]
Cash and cash equivalents			¥ 2,542,000		¥ 2,434,000